Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Due from banks, non-interest-bearing	$ 421	$ 854
Due from banks, interest-bearing	3,472	9,851
Cash and cash equivalents	3,893	10,705
Investment in interest-earning time deposits	3,833	7,924
Investment securities available for sale	2,970	4,033
Loans held for sale	133,222	107,823
Loans receivable, net of allowance for loan losses (2022 $7,678; 2021 $5,262)	621,864	403,966
Accrued interest receivable	3,462	3,139
Investment in Federal Home Loan Bank stock, at cost	6,601	2,178
Bank-owned life insurance	4,226	4,137
Premises and equipment, net	2,775	2,653
Goodwill	2,573	2,573
Other intangible, net of accumulated amortization	174	222
Other real estate owned, net	0	0
Prepaid expenses and other assets	6,757	4,762
Total Assets	792,350	554,115
Liabilities
Non-interest bearing	88,728	64,731
Interest-bearing	460,520	382,435
Total deposits	549,248	447,166
Federal Home Loan Bank short-term borrowings	93,200	26,000
Federal Home Loan Bank long-term borrowings	66,022	23,193
Federal Reserve Bank long-term borrowings	7,000	3,895
Other short-term borrowings	5,489	0
Subordinated debt	7,966	7,933
Accrued interest payable	584	174
Advances from borrowers for taxes and insurance	4,186	2,856
Accrued expenses and other liabilities	9,573	5,989
Total Liabilities	743,268	517,206
Stockholders’ Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock – $0.01 par value; 9,000,000 shares authorized; 2,777,250 issued; 2,167,613 and 2,011,313 outstanding at December 31, 2022 and 2021, respectively	28	28
Additional paid-in capital	17,906	15,685
Treasury stock, at cost: 609,637 and 765,937 shares at December 31, 2022 and 2021, respectively	(3,992)	(4,977)
Accumulated other comprehensive (loss) income	(24)	23
Retained earnings	30,875	24,030
Total Quaint Oak Bancorp, Inc. Stockholders’ Equity	44,793	34,789
Noncontrolling Interest	4,289	2,120
Total Stockholders’ Equity	49,082	36,909
Total Liabilities and Stockholders’ Equity	$ 792,350	$ 554,115